FORM N-SAR
                           SEMI-ANNUAL REPORT
                   FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:

     or fiscal year ending:   12/31/2000

Is this a transition report? (Y/N)     N

Is this an amendment to a previous filing? (Y/N)     N

Those items or sub-items with a box "[/ ]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.   A.   Registrant Name:    KILICO Variable Separate Account-2
     B.   File Number: 811-   08347
     C.   Telephone Number:   847-550-5500


2.   A.   Street:   1 Kemper Drive
     B.   City: Long Grove  C.  State: IL   D.  Zip Code: 60049   Zip Ext:0001
     E.   Foreign Country:              Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)        N


4.   Is this the last filing on this form by Registrant? (Y/N)         N


5.   Is Registrant a small business investment company (SBIC)? (Y/N)   N
     [If answer is "Y" (Yes), complete only items 89 through 110.]


6.   Is Registrant a unit investment trust (UIT)? (Y/N)                Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]


7.   A.   Is Registrant a series or multiple portfolio company? (Y/N)
          [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period?

                                                 If filing more than one
                                                 Page 48, "X" box: [  ]

For period ending   12/31/2000
File number 811-    08347


113. A.   [/ ]  Trustee Name:
     B.   [/ ]  City:        State:         Zip Code:          Zip Ext.:
          [/ ]  Foreign Country:            Foreign Postal Code:


113. A.   [/ ]  Trustee Name:
     B.   [/ ]  City:        State:         Zip Code:          Zip Ext.:
          [/ ]  Foreign Country:            Foreign Postal Code:


114. A.   [/ ]  Principal Underwriter Name: BFP Securities, LLC
     B.   [/ ]  File Number:  8-     50798
     C.   [/ ]  City: New York  State:  NY  Zip Code: 10005    Zip Ext.:
          [/ ]  Foreign Country:            Foreign Postal Code:


114. A.   [/ ]  Principal Underwriter Name:
     B.   [/ ]  File Number:  8-
          [/ ]  City:           State:      Zip Code:          Zip Ext.:
          [/ ]  Foreign Country:            Foreign Postal Code:


115. A.   [/ ]  Independent Public Accountant Name:
     B.   [/ ]  City:           State:      Zip Code:          Zip Ext.:
          [/ ]  Foreign Country:            Foreign Postal Code:


l15. A.   [/ ]  Independent Public Accountant Name:
     B.   [/ ]  City:           State:      Zip Code:          Zip Ext.:
          [/ ]  Foreign Country:            Foreign Postal Code:

                                                 If filing more than one
                                                 Page 50, "X" box: [  ]
For period ending   12/31/2000
File number 811-    08347


123. [/ ]  State the total value of the additional units
           considered in answering item 122
           ($000's omitted)                                        $


124. [/ ]  State the total value of units of prior series that were placed in the portfolios of subsequent series
           during the current period (the value of these units
           is to be measured on the date they were placed in the subsequent series)
           ($000's omitted)                                        $


125. [/ ]  State the total dollar amount of sales loads
           collected (before reallowances to other brokers or
           dealers) by Registrant's principal underwriter and
           any underwriter which is an affiliated person of the
           principal underwriter during the current period
           solely from the sale of units of all series of
           Registrant
           ($000's omitted)                                        $

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
     operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
     ($000's omitted)                                              $ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                 Number of     Total Assets     Total Income
                                  Series         ($000's        Distributions
                                 Investing       omitted)     ($000's omitted)

A.   U.S. Treasury direct issue                   $              $

B.   U.S. Government agency                       $              $

C.   State and municipal tax-free                 $              $

D.   Public utility debt                          $              $

E.   Brokers or dealers debt or
     debt of brokers' or dealers'
     parent                                       $              $

F.   All other corporate intermed.
     & long term debt                             $              $

G.   All other corporate short-term debt          $              $

H.   Equity securities of brokers or dealers
     or parents of brokers or dealers             $              $

I.   Investment company equity
     securities                                   $              $

J.   All other equity securities    1             $ 1,398        $

K.   Other securities                             $              $

L.   Total assets of all series of
     registrant                     1             $ 1,398        $

                                                  If filing more than one
                                                  Page 51, "X" box: [  ]
For period ending   12/31/2000
File number 811-    08347


128. [/ ]  Is the timely payment of principal and interest on any of the portfolio securities held by any of
           Registrant's series at the end of the current period
           insured or guaranteed by an entity other than the
           issuer? (Y/N)                                                ___
           [If answer is "N" (No), go to item 131.]                     Y/N


129. [/ ]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal
           or interest at the end of the current period? (Y/N)          ___
           [If answer is "N" (No). go to item 131.]                     Y/N


130. [/ ]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments
           identified in item 129 derived from insurance or
           guarantees? (Y/N)                                            ___
                                                                        Y/N


131. Total expenses incurred by all series of Registrant during the current reporting period
     ($000's omitted)                                            $ 79


132. [/ ]  List the "811" (Investment Company Act of 1940)
           registration number for all Series of Registrant that are being included in this filing:

     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-
     811-      811-      811-      811-      811-

This report is signed on behalf of the registrant (or depositor or trustee) in the City of Long Grove and State of Illinois on February 15, 2001.

                          KEMPER INVESTORS LIFE INSURANCE COMPANY
                          KILICO VARIABLE SEPARATE ACCOUNT-2
                          (NAME OF REGISTRANT, DEPOSITOR OR TRUSTEE)


Witness:  /s/ Frank J. Julian           By:  /s/ David S. Jorgensen
          Frank J. Julian                    David S. Jorgensen
          Senior Vice President,             Senior Vice President,
          Associate General Counsel          Controller and Treasurer
          and Assistant Secretary            (Name and title of person
          (Name and Title)                   signing on behalf of
                                             registrant, depositor or
                                             trustee)